Acquisition of Rockcliff Metals Corporation (Tables)	12 Months Ended
Dec. 31, 2024
Rockcliff Metals Corporation [Member]
Disclosure of asset acquisitions [line items]
Disclosure of detailed information about identifiable assets acquired and liabilities assumed [Table Text Block]
Fair value of net assets acquired / (liabilities) assumed	Final
Cash and cash equivalents	$0.3
Accounts receivable and prepaid expenses	0.1
Exploration property	14.2
Accounts payable and accrued liabilities	(0.3)
Advance from Hudbay	(0.5)
Total fair value of net identifiable assets acquired	$13.8